Post-Employment and Other Long-Term Employees Benefits - Estimated Future Benefit Payments (Details) $ in Millions	Dec. 31, 2024 USD ($)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2025	$ 69
2026	63
2027	55
2028	59
2029	66
From 2030 to 2034	380
Other Long-Term Benefits
Defined Benefit Plan Disclosure [Line Items]
2025	10
2026	10
2027	10
2028	10
2029	12
From 2030 to 2034	$ 47